UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      D.B. Zwirn & Co., L.P.
           --------------------------------------------------
Address:   745 Fifth Avenue, 18th Floor
           --------------------------------------------------
           New York, New York 10151
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel B. Zwirn
           --------------------------------------------------
Title:     Officer
           --------------------------------------------------
Phone:     (646) 720-9100
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Daniel B. Zwirn           New York, New York      May 16, 2005
     ------------------------   ------------------------ -----------------

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
        reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of other Managers Reporting for this Manager
-------------------------------------------------
Elm Road Management, LLC  028-11287

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   96
                                               -------------

Form 13F Information Table Value Total:             $240,587
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                           FORM 13F INFORMATION TABLE



                               TITLE OF                      VALUE    SHARES OR    SH/  PUT/  INVSTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUE                  CLASS            CUSIP     (x $1000)  PRN    AMT   PRN  CALL  DISCRETN  MANAGERS  SOLE   SHARED NONE
---------------------------- -----------        ---------- -------- ------------  ---  ----  -------- ---------  ----   -----  ----

AGL RES INC                     COM             001204106   1432           41000  SH           SOLE             41000
ALPHA NATURAL RESOURCES INC     COM             02076X102    717           25000  SH           SOLE             25000
AMERISOURCEBERGEN CORP          COM             03073E105    663           16577  SH           SOLE             16577
AQUILA INC                      COM             03840P102   3745          977900  SH           SOLE            977900
ARCH COAL INC                   COM             039380100   2581           60000  SH           SOLE             60000
AVISTACORP                      COM             05379B107   1712           97800  SH           SOLE             97800
BANK MUTUAL CORP NEW            COM             063750103   3842          325000  SH           SOLE            325000
BAYCORP HLDGS CORP              COM             072728108    771           57500  SH           SOLE             57500
BE AEROSPACE INC                COM             073302101      0         3500000  SH           SOLE           3500000
BLAIR CORP                      COM             092828102   1649           50000  SH           SOLE             50000
BOWATER INC                     COM             102183100   2931         3000000  SH           SOLE           3000000
BRANTLEY CAP CORP               COM             105494108   1863          159785  SH           SOLE            159785
CAESARS ENTMT INC               COM             127687101   1979          100000  SH           SOLE            100000
CENTERPOINT ENERGY INC          COM             15189T107   2483          206400  SH           SOLE            206400
CHARTER COMMUNICATIONS INC D    CL A            16117M107     13         5000000  SH           SOLE           5000000
CHENIERE ENERGY INC             COM NEW         16411R208  17079          264750  SH           SOLE            264750
CHINA PETE & CHEM CORP          SPON ADR H SHS  16941R108   1413         3500000  SH           SOLE           3500000
CINERGY CORP                    COM             172474108  11185          276046  SH           SOLE            276046
CLOSURE MED CORP                COM             189093107   2275           85200  SH           SOLE             85200
CMS ENERGY CORP                 COM             125896100   5542          425000  SH           SOLE            425000
CONSTELLATION ENERGY GROUP I    COM             210371100   5465          105700  SH           SOLE            105700
CREO INC                        COM             225606102   2811          175000  SH           SOLE            175000
DANIELSON HLDGS CORP            COM             236274106   3245          188100  SH           SOLE            188100
DEAN FOODS CO NEW               COM             242370104    253           15794  SH           SOLE             15794
DPL INC                         COM             233293109   2240           89600  SH           SOLE             89600
DTE ENERGY CO                   COM             233331107   2778           61072  SH           SOLE             61072
DUKE ENERGY CORP                COM             264399106    689           24600  SH           SOLE             24600
ECHOSTAR COMMUNITIONS NEW       PUT             27876259     526            9221        PUT    SOLE              9221
EDISON INTL                     COM             281020107   7649          220300  SH           SOLE            220300
EL PASO ELEC CO                 COM NEW         283677854   7534          396500  SH           SOLE            396500
ENERGEN CORP                    COM             29265N108   3843           57700  SH           SOLE             57700
ENTERGY CORP NEW                COM             29364G103   2035           28800  SH           SOLE             28800
EQUITABLE RES INC               COM             294549100    787           13700  SH           SOLE             13700
EXELON CORP                     COM             30161N101   7842          170900  SH           SOLE            170900
FAB INDS INC                    COM             302747100    404          101300  SH           SOLE            101300
FIRST CONSULTING GROUP INC      COM             31986R103    260           50000  SH           SOLE             50000
FOREST OIL                      PUT             346091705    462           13031        PUT    SOLE             13031
FPL GROUP INC                   COM             302571104   4776          118966  SH           SOLE            118966
GENERAL MOTORS CORP             PUT             370442955    792            4060        PUT    SOLE              4060
GOLF TR AMER INC                COM             38168B103    467          245800  SH           SOLE            245800
GREATER DEL VY HLDGS            COM             391688108   1160           40000  SH           SOLE             40000
GRUPO TMM S A                   SP ADR A SHS    40051D105    765          250000  SH           SOLE            250000
GUIDANT CORP                    COM             401698105   6208           84000  SH           SOLE             84000
HAMMONS JOHN Q HOTELS INC       CL A            408623106    812           37600  SH           SOLE             37600
HANOVER COMPRESSOR CO           PUT             410768955    526           18647        PUT    SOLE             18647
HEARTLAND PARTNERS LP           UT LTD  PARTNER 422357103    135           31400  SH           SOLE             31400
HIBERNIA CORP                   CL A            428656102   1921           60000  SH           SOLE             60000
HOLLINGER INTL INC              CL A            435569108   2725          250000  SH           SOLE            250000
HOVNANIAN ENTERPRISES INC       PUT             442487953    280            5091        PUT    SOLE              5091
INTERNATIONAL STL GROUP INC     COM             460377104   5030          127350  SH           SOLE            127350
JC PENNEY                       PUT             7X099W9M6      8            1550        PUT    SOLE              1550
KB HOME                         PUT             48666K109    794           13227        PUT    SOLE             13227
KEY ENERGY SVCS INC             COM             492914106    287           25000  SH           SOLE             25000
LENNAR CORP                     CL A            526057104      0            3000  SH           SOLE              3000
LYONDELL CHEMICAL CO            PUT             552078957    765           31958        PUT    SOLE             31958
MANDALAY RESORT GROUP           COM             562567107   5350           75900  SH           SOLE             75900
MDU RES GROUP INC               COM             552690109    691           25000  SH           SOLE             25000
NCRIC GROUP INC DEL             COM             62886P103    963          100000  SH           SOLE            100000
NEWFIELD EXPLORATION CO         PUT             651290958    213            4686        PUT    SOLE              4686
NRG ENERGY INC                  COM NEW         629377508   8698          254700  SH           SOLE            254700
NVR INV                         COM             62944T105   3714         1050000  SH           SOLE           1050000
ORMAT TECHNOLOGIES INC          COM             686688102   1214           77500  SH           SOLE             77500
PG&E CORP                       COM             69331C108  10790          316413  SH           SOLE            316413
PINNACLE SYS INC                COM             723481107   5590         1000000  SH           SOLE           1000000
PNM RES INC                     COM             69349H107    626           23450  SH           SOLE             23450
PPL CORP                        COM             69351T106   6932          128400  SH           SOLE            128400
PRIME GROUP REALTY TRUST        SH BEN INT      74158J103   2121           80820  SH           SOLE             80820
PUBLIC SVC ENTERPRISE GROUP     COM             744573106   5290           97261  SH           SOLE             97261
PUGET ENERGY INC NEW            COM             745310102   1906           86500  SH           SOLE             86500
QUESTAR CORP                    COM             748356102   1481           25000  SH           SOLE             25000
ROYAL CARIBBEAN CRUISES LTD     PUT             V7780T953    313           15210        PUT    SOLE             15210
RYLAND GROUP INC                PUT             783764953    342            7098        PUT    SOLE              7098
SCANA CORP NEW                  COM             80589M102   4388          114800  SH           SOLE            114800
SCO GROUP INC                   COM             78403A106    170           48200  SH           SOLE             48200
SEMCO ENERGY INC                COM             78412D109   2000           10000  SH           SOLE             10000
SMITHFIELD  FOODS INC           PUT             832248958    481           10016        PUT    SOLE             10016
SMITHFIELD FOODS INC            COM             832248108      0         5000000  SH           SOLE           5000000
SOUTH JERSEY INDS INC           COM             838518108    677           12000  SH           SOLE             12000
SOUTHERN UN CO NEW              COM             844030106   1974           78605  SH           SOLE             78605
SPRINT CORP                     COM FON         852061100  11223          493300  SH           SOLE            493300
SUNGARD DATA SYS INC            COM             867363103   2588           75000  SH           SOLE             75000
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR   874039100   2868          337000  SH           SOLE            337000
TECO ENERGY INC                 PUT             872375950    218            9894        PUT    SOLE              9894
TENET HEALTHCARE CORP           PUT             88033G950    287           10618        PUT    SOLE             10618
THERAVANCE INC                  COM             88338T104   1369           75000  SH           SOLE             75000
TRIAD HOSPITALS INC             COM             89579K109      0         6000000  SH           SOLE           6000000
TXU CORP                        COM             873168108    687          118482  SH           SOLE            118482
UNISYS CORP                     COM             909214108    104           10368  SH           SOLE             10368
UNITED STATES STL CORP NEW      PUT             912909108    356           11869        PUT    SOLE             11869
UNOCAL CORP                     COM             915289102   1542           25000  SH           SOLE             25000
WALTER INDS INC                 COM             93317Q105   2128           50000  SH           SOLE             50000
WARWICK VALLEY TEL CO           COM             936750108   1771           82127  SH           SOLE             82127
WELLS FINL CORP                 COM             949759104    666           22200  SH           SOLE             22200
WILLIAMS COS INC DEL            COM             969457100    516           27430  SH           SOLE             27430
WISCONSIN ENERGY CORP           COM             976657106   3948          111200  SH           SOLE            111200
XCEL ENERGY INC                 COM             98389B100   4243          247000  SH           SOLE            247000



